Note 4 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012

	December 31,
	2011	2012

Accounts receivable-margin clients	$12,888,630	$15,054,331
Less: Allowance for doubtful accounts	-	-

Accounts receivable- margin clients, net	$12,888,630	$15,054,331

Accounts receivable-others	1,597,290	5,012,320
Less: Allowance for doubtful accounts	(129,439)	(41,893)

Accounts receivable-others, net	$1,467,851	$4,970,427